Share-Based Compensation - Additional Information (Details) - shares	1 Months Ended	9 Months Ended	12 Months Ended
	Apr. 30, 2020	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options awarded during period		481,500	36,393	1,756,279
Significant shareholder threshold used for determining exercise price		10.00%	10.00%
Exercise price as a percentage of fair value		100.00%	100.00%
Exercise price as a percentage of fair value for shareholders owning specified minimum amount		110.00%	110.00%
Option terms for shareholders owning specified minimum amount		5 years	5 years
Number of options outstanding		2,122,533	1,713,693	1,756,279
Stock Option and Incentive Plan 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares approved for issuance of options or other awards	3,032,787
Terms of award	10	10
Stock Option and Incentive Plan 2020 | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	2 years	2 years
Stock Option and Incentive Plan 2020 | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years	4 years
Stock Option and Incentive Plan 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares approved for issuance of options or other awards	2,500,000	2,500,000
Options available for future grants		645,228
Options | Stock Option and Incentive Plan 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares approved for issuance of options or other awards			78,979	1,756,279	36,393
Options available for future grants		1,362,107	1,713,693
Options vested and exercisable			1,042,534
Options | Stock Option and Incentive Plan 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares approved for issuance of options or other awards			36,393